Other Comprehensive Income (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Statement of Other Comprehensive Income [Abstract]
Foreign currency translation adjustment, Before-Tax Amount	$ 1,048	$ (255)	$ (1,737)
Reclassification of interest rate hedges to interest expense, Before-Tax-Amount	0	896	4,477
Gain on short-term investments, Before-Tax-Amount	0	(20)	10
Other comprehensive income, Before-Tax-Amount	1,048	621	2,750
Foreign currency translation adjustment, Tax (Expense) or Benefit	0	0	132
Reclassification of interest rate hedges to interest expense, Tax (Expense) or Benefit		(349)	(1,746)
Gain (loss) on short-term investment, Tax (Expense) or Benefit		7	(4)
Other comprehensive income, Tax (Expense) or Benefit	0	(342)	(1,618)
Foreign currency translation adjustment, Net-of-Tax Amount	1,048	(255)	(1,605)
Reclassification of interest rate hedges to interest expense, Net-of-Tax Amount		547	2,731
Gain (loss) on short-term investment, Net-of-Tax Amount		(13)	6
Other comprehensive income, net of tax	$ 1,048	$ 279	$ 1,132